Segment Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2014	Mar. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues:		$ 153.9	$ 2,412.7		$ 179.4		$ 153.9
Revenues - affiliates		1,753.9	1,073.0		2,116.5		1,753.9
Purchased gas, NGLs, condensate and crude oil		(1,428.1)	(2,494.5)	[1]	(1,736.3)	[1]	(1,428.1)	[1]
Operating expenses		(149.9)	(283.6)	[2]	(156.2)	[2]	(149.9)	[2]
Gain on litigation settlement	6.1		6.1		0		0
Gain derivative activity			22.1		0		0
Segment Profit		329.8	735.8		403.4		329.8
Depreciation, Depletion and Amortization			(284.3)		(187.0)		(161.8)
Goodwill			2,257.8		401.7		401.7
Capital Expenditures			758.7		213.1		351.7
Segment identifiable assets			8,702.0		2,309.8
Texas
Segment Reporting Information [Line Items]
Revenues:			284.3		129.3		124.4
Revenues - affiliates			782.9		1,419.8		1,232.8
Purchased gas, NGLs, condensate and crude oil			(490.9)		(1,130.4)		(983.3)
Operating expenses			(145.4)		(121.2)		(119.8)
Gain on litigation settlement			0
Gain derivative activity			0
Segment Profit			430.9		297.5		254.1
Depreciation, Depletion and Amortization			(125.9)		(110.6)		(98.3)
Goodwill			1,168.2		325.4		325.4
Capital Expenditures			271.0		147.0		142.4
Segment identifiable assets			3,302.9		1,460.0
Louisiana
Segment Reporting Information [Line Items]
Revenues:			1,852.3		0		0
Revenues - affiliates			73.2		0		0
Purchased gas, NGLs, condensate and crude oil			(1,754.2)		0		0
Operating expenses			(68.2)		0		0
Gain on litigation settlement			6.1
Gain derivative activity			0
Segment Profit			109.2		0		0
Depreciation, Depletion and Amortization			(69.3)		0		0
Goodwill			786.8		0		0
Capital Expenditures			273.1		0		0
Segment identifiable assets			3,316.5		0
Oklahoma
Segment Reporting Information [Line Items]
Revenues:			14.8		50.1		29.5
Revenues - affiliates			304.0		696.7		521.1
Purchased gas, NGLs, condensate and crude oil			(142.5)		(605.9)		(444.8)
Operating expenses			(28.6)		(35.0)		(30.1)
Gain on litigation settlement			0
Gain derivative activity			0
Segment Profit		75.7	147.7		105.9
Depreciation, Depletion and Amortization			(49.4)		(76.4)		(63.5)
Goodwill			190.3		76.3		76.3
Capital Expenditures			17.1		66.1		209.3
Segment identifiable assets			892.8		777.1
Ohio River Valley
Segment Reporting Information [Line Items]
Revenues:			261.3		0		0
Revenues - affiliates			7.4		0		0
Purchased gas, NGLs, condensate and crude oil			(201.4)		0		0
Operating expenses			(41.4)		0		0
Gain on litigation settlement			0
Gain derivative activity			0
Segment Profit			25.9		0		0
Depreciation, Depletion and Amortization			(37.0)		0		0
Goodwill			112.5		0		0
Capital Expenditures			183.6		0		0
Segment identifiable assets			871.8		0
Corporate
Segment Reporting Information [Line Items]
Revenues:			0		0		0
Revenues - affiliates			(94.5)		0		0
Purchased gas, NGLs, condensate and crude oil			94.5		0		0
Operating expenses			0		0		0
Gain on litigation settlement			0
Gain derivative activity			22.1
Segment Profit			22.1		0		0
Depreciation, Depletion and Amortization			(2.7)		0		0
Goodwill			0		0		0
Capital Expenditures			13.9		0		0
Segment identifiable assets			$ 318.0		$ 72.7

[1]	Includes $354.3 million, $1,588.2 million and $1,310.3 million for the year ended December 31, 2014, 2013 and 2012, respectively, of affiliate purchased gas
[2]	Includes $5.9 million, $36.2 million and $33.8 million for the year ended December 31, 2014, 2013 and 2012, respectively, of affiliate operating expenses.